Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Common stock issued in plan of merger	2,800,000	2,800,000
Common Stock Five [Member]
Shares issued	2,800,000
Common Stock 1 [Member]
Shares issued	1,003,012	1,003,012
Number of units issued	1,001,242	1,001,242
Unit issuance costs	$ 62,155	$ 62,155
Payments of stock issuance costs		$ 138,256
Common Stock 2 [Member]
Shares issued	196,400
Payments of stock issuance costs	$ 7,565
Common Stock 3 [Member]
Shares issued	178,100
Payments of stock issuance costs	$ 70
Common Stock 4 [Member]
Shares issued	162,600
Payments of stock issuance costs	$ 4,547